2. BASIS OF PREPARATION: Functional and presentation currency (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Functional and presentation currency

Functional and presentation currency

The financial statements are presented in Canadian dollars (“CAD”), which is the Company’s functional and presentation currency. The functional currency is the currency of the primary economic environment in which an entity operates. References to “US$” or “USD” are to United States dollars.